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AXP(SM)
Mutual
1999 ANNUAL REPORT
(PROSPECTUS ENCLOSED)

(icon of) magnifying glass

AXP Mutual seeks to provide shareholders with a balance of growth of capital and current income.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)



Distributed by American Express Financial Advisors Inc.


AMERICAN EXPRESS Financial Advisors (logo)

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A Beneficial Balance

A balanced portfolio is one of the building blocks of investment planning. And balance is what AXP Mutual is all about. The Fund starts with a focus on stocks, many of which are part of the who's who of corporate America. To help balance the fluctuations inherent in stocks, as well as provide greater income to investors, bonds are added to the portfolio. The result: a Fund that offers income above that of a pure stock fund, while still providing potential for capital appreciation.

AXP MUTUAL        (This annual report is not part of the prospectus.)

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Table of Contents

1999 ANNUAL REPORT

The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                         4
From the Portfolio Managers               4
Fund Facts                                6
The 10 Largest Holdings                   7
Making the Most of the Fund               8
The Fund's Long-term Performance          9
Independent Auditors' Report (Fund)      10
Financial Statements (Fund)              11
Notes to Financial Statements (Fund)     14
Independent Auditors' Report (Portfolio) 18
Financial Statements (Portfolio)         19
Notes to Financial Statements (Portfolio)22
Investments in Securities                27
Federal Income Tax Information           42


1999 PROSPECTUS

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

The Fund                                 3p
Goal                                     3p
Investment Strategy                      3p
Risks                                    5p
Past Performance                         6p
Fees and Expenses                        8p
Management                               9p
Buying and Selling Shares               10p
Valuing Fund Shares                     10p
Investment Options                      10p
Purchasing Shares                       12p
Sales Charges                           15p
Exchanging/Selling Shares               19p
Distributions and Taxes                 24p
Personalized Shareholder Information    25p
Master/Feeder Structure                 26p
About the Company                       27p
Quick Telephone Reference               29p
Financial Highlights                    30p

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

American Express(R) Funds held shareholder meetings in June 1999. Shareholders approved all of the proposals advanced by management. Among the proposals were:

o The election of Board members and the selection of KPMG LLP as independent auditors.
o Change in the Fund name from "IDS" to "AXP."
o A new shareholder service and distribution plan.
o Changes with respect to fundamental investment policies.

No other business was presented at the meeting, which was concluded by a report to shareholders from the Investment Department of American Express Financial Corporation.

Thanks to all of you for your effort in reviewing the proxy material and voting your proxies.


Arne H. Carlson

(picture of) Kurt Winters
Kurt Winters
Portfolio manager

From the Portfolio Managers

The past 12 months was a volatile but ultimately rewarding period for financial assets. For AXP Mutual, the result was a total return of 11.72% (Class A shares) during the fiscal year -- October 1998 through September 1999. (A portion of the return came in the form of a capital gain, which was paid to shareholders in December 1998 and reduced the Fund's net asset value by the same amount at that time.)

The period began with U.S. stocks trying to shake off the effects of a sharp decline in the late summer of 1998. But, in another display of the remarkable resilience it has shown in recent years, the market was soon on its way to making up the lost ground. Supported by three reductions in short-term interest rates by the Federal Reserve, the tentative advance quickly turned into a roaring rally that lasted through most of the winter.

AXP MUTUAL       (This annual report is not part of the prospectus.)

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(picture of) Brad Stone
Brad Stone
Portfolio manager

After retreating in February, stocks made another nice advance that eventually stalled in mid-summer. By that time, long-term interest rates were up markedly since the start of 1999, and concern about potentially higher inflation had re-surfaced. The result was a sustained retreat by stocks over the final three months.

On the fixed-income side of the portfolio, a rebound by corporate bonds had a positive effect early in the fiscal year. But for most of 1999, the rising-interest-rate trend penalized the Fund's holdings, which also included mortgage-backed and U.S. Treasury bonds. We emphasized higher-quality bonds throughout the period. Among our investment strategies was the purchase of a modest amount of derivatives, including futures and options.

As for the asset mix, we kept between 55% and 65% of the assets in stocks, with almost all the rest in bonds. The largest sector exposure was to financial services issues, including those of banks and insurance companies. Technology and utilities securities made up the next two largest weightings. Although a comparatively small area of investment, energy-related stocks enjoyed a strong comeback and made a solid contribution to performance.

Changes to the portfolio were relatively modest. We lowered the technology exposure somewhat and increased the financial services holdings during the period. We also reduced the duration of the bond side of portfolio to make it less vulnerable to a potential rise in interest rates, and lowered the exposure to mortgage-backed bonds.

As the new fiscal year begins, it's encouraging that the value stocks this Fund focuses on made something of a comeback at times during the past 12 months. But that doesn't alter the fact that the stock market as a whole is facing several conflicting factors: an economy that appears to remain quite strong, the possibility of higher inflation and higher interest rates, concerns about the strength of corporate profits, a depreciating U.S. dollar, and the ultimate effect of the Y2K computer situation. In light of the uncertainty, we plan to maintain a somewhat defensive investment approach with both stocks and bonds.


Kurt Winters


Brad Stone

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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Fund Facts

Class A-- 12-month performance
(All figures per share)

Net asset value (NAV)

Sept. 30, 1999                                                    $12.94
Sept. 30, 1998                                                    $13.29
Decrease                                                          $ 0.35

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                       $ 0.47
From capital gains                                                $ 1.40
Total distributions                                               $ 1.87

Total return*                                                    +11.72%**

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)

Sept. 30, 1999                                                    $12.86
Sept. 30, 1998                                                    $13.21
Decrease                                                          $ 0.35

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                       $ 0.37
From capital gains                                                $ 1.40
Total distributions                                               $ 1.77

Total return*                                                    +10.93%**

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)

Sept. 30, 1999                                                    $12.95
Sept. 30, 1998                                                    $13.29
Decrease                                                          $ 0.34

Distributions -- Oct. 1, 1998 - Sept. 30, 1999

From income                                                       $ 0.48
From capital gains                                                $ 1.40
Total distributions                                               $ 1.88

Total return*                                                    +11.90%**

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

AXP MUTUAL      (This annual report is not part of the prospectus.)

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The 10 Largest Holdings

                                       Percent                    Value
                                    (of net assets)     (as of Sept. 30, 1999)

 Citigroup                               2.17%               $102,079,999
 American Intl Group                     1.86                  87,372,187
 Mobil                                   1.85                  87,148,749
 AT&T                                    1.74                  81,997,499
 Intl Business Machines                  1.66                  78,286,874
 Chevron                                 1.63                  76,768,750
 Bank of America                         1.56                  73,229,062
 MCI WorldCom                            1.31                  61,453,124
 Texaco                                  1.22                  57,443,750
 Ameritech                               1.19                  56,101,563

Excludes U.S. Treasury and government agency holdings.

For further detail about these holdings, please refer to the section entitled "Investments in Securities."


(icon of) pie chart

The 10 holdings listed here
make up 16.19% of net assets

(This annual report is not part of the prospects.)   ANNUAL REPORT - 1999

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Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY

One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares fall or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:

o your shares increase in value when the Fund's investments do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.

AXP MUTUAL          (This annual report is not part of the prospectus.)

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The Fund's Long-term Performance

How $10,000 has grown in AXP Mutual

$50,000


$40,000

                                                           X
$30,000                                               S&P 500 Index
                                                                            X
                                                                        $26,434
                                                                      AXP Mutual
$20,000
                                                X
                                                Lipper Balanced
$10,000                                         Fund Index



$9,500


10/1/89  9/90  9/91   9/92  9/93   9/94    9/95     9/96    9/97    9/98   9/99

Average annual total return (as of Sept. 30, 1999)

                  1 year          5 years        10 years       Since inception*

 Class A          +6.14%          +11.76%         +10.21%                 --%
 Class B          +7.04%              --%             --%             +12.22%
 Class Y         +11.90%              --%             --%             +13.51%

* Inception date was March 20, 1995.

Assumes: Holding period from 10/1/89 to 9/30/99. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund, with a value of $6,574. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see how the Fund's total return compared to two widely cited performance indexes, the Standard & Poor's 500 Index (S&P 500 Index) and the Lipper Balanced Fund Index. In comparing AXP Mutual (Class A) to the two indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the applicable sales charge, up to a maximum of 5%. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

S&P 500 Index, an unmanaged list of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the S&P500 companies may be generally larger than those in which the Fund invests.

Lipper Balanced Fund Index, an unmanaged index published by Lipper Analytical Services, Inc., includes 30 funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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The  financial  statements   contained  in  Post-Effective   Amendment  #101  to
Registration Statement No. 2-11328 filed on or about November 24, 1999, are incorporated herein by reference.

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Federal Income Tax Information

(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Class A

Income distributions taxable as dividend income, 34.61% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.21163
March 25, 1999                                 0.08440
June 24, 1999                                  0.08615
Sept. 23, 1999                                 0.08737
Total                                         $0.46955

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.40077

Total distributions                           $1.87032

The distribution of $1.61240 per share, payable Dec. 22, 1998, consisted of $0.10432 derived from net investment income, $0.10731 from net short-term capital gains (a total of $0.21163 taxable as dividend income) and $1.40077 from net long-term capital gains.

AXP MUTUAL       (This annual report is not part of the prospectus.)

Class B

Income distributions taxable as dividend income, 34.61% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.18679
March 25, 1999                                 0.05964
June 24, 1999                                  0.06120
Sept. 23, 1999                                 0.06237
Total                                         $0.37000

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.40077

Total distributions                           $1.77077

The distribution of $1.58756 per share, payable Dec. 22, 1998, consisted of $0.07948 derived from net investment income, $0.10731 from net short-term capital gains (a total of $0.18679 taxable as dividend income) and $1.40077 from net long-term capital gains.

Class Y

Income distributions taxable as dividend income, 34.61% qualifying for deduction by corporations.

Payable date                                 Per share

Dec. 22, 1998                                 $0.21403
March 25, 1999                                 0.08709
June 24, 1999                                  0.08895
Sept. 23, 1999                                 0.09251
Total                                         $0.48258

Capital gain distribution taxable as long-term capital gain.

Payable date                                 Per share

Dec. 22, 1998                                 $1.40077

Total distributions                           $1.88335

The distribution of $1.61480 per share, payable Dec. 22, 1998, consisted of $0.10672 derived from net investment income, $0.10731 from net short-term capital gains (a total of $0.21403 taxable as dividend income) and $1.40077 from net long-term capital gains.

(This annual report is not part of the prospectus.)  ANNUAL REPORT - 1999

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S-6326P (11/99)

AXP Mutual
IDS Tower 10
Minneapolis, MN 55440-0010

AMERICAN EXPRESS Financial Advisors (logo)

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STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   3)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.